TRADE ACCOUNTS PAYABLE (domestic market, debtor risk and imports) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
TRADE ACCOUNTS PAYABLE
Trade accounts payable	R$ 5,901,183	R$ 6,618,923
Payment terms for trade accounts payables which require letter of credit to ship the products	180 days
Trade accounts payable - domestic market
TRADE ACCOUNTS PAYABLE
Trade accounts payable	R$ 4,120,701	4,241,819
Trade accounts payable - debtor risk
TRADE ACCOUNTS PAYABLE
Trade accounts payable	584,320	653,085
Trade accounts payable - imports
TRADE ACCOUNTS PAYABLE
Trade accounts payable	R$ 1,196,162	R$ 1,724,019